Shareholder Report, Average Annual Return (Details) 74200010500_Franklin Convertible Securities Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	14.54%	7.52%	11.05%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.54%	7.52%	11.05%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
ICE BofA Convertibles Total Return Alternatives Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Convertibles Total Return Alternatives Index
Average Annual Return, Percent	25.63%	7.14%	9.92%